Consolidated Balance Sheets ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 662,768	$ 104,003,000	¥ 1,376,153
Restricted cash	7,664	1,203,000	74,295
Short-term investments	4,568,346	716,873,000	1,006,245
Accounts receivable, net	191,519	30,054,000	38,805
Amounts due from related parties	0	0	10,100
Inventories	537,472	84,341,000	386,431
Advance to suppliers	86,711	13,607,000	37,133
Prepayments and other current assets	461,843	72,472,000	97,878
Total current assets	6,516,323	1,022,553,000	3,027,040
Non-current assets:
Property and equipment, net	472,371	74,125,000	272,691
Operating lease right-of-use assets	2,245,571	352,379,000	1,503,222
Other non-current assets	185,793	29,156,000	121,459
Total non-current assets	2,903,735	455,660,000	1,897,372
TOTAL ASSETS.	9,420,058	1,478,213,000	4,924,412
Current liabilities:
Accounts payable	2,058,624	323,043,000	1,579,948
Customer advances and deferred revenue	243,480	38,207,000	140,404
Accrued expenses and other current liabilities	653,261	102,511,000	857,738
Salary and welfare payable	244,740	38,405,000	136,960
Operating lease liabilities, current	969,494	152,135,000	594,787
Short-term borrowings	3,121,000	489,800,000	1,234,522
Current portion of long-term borrowings	57,875	9,082,000	86,500
Warrant liabilities	0	0	108,160
Total current liabilities	7,348,520	1,153,143,000	4,739,019
Non-current liabilities:
Long-term borrowings	0	0	58,375
Operating lease liabilities, non-current	1,244,096	195,226,000	871,685
Other non-current liabilities	69,373	10,886,000	0
Total non-current liabilities	1,313,469	206,112,000	930,060
TOTAL LIABILITIES.	8,661,989	1,359,255,000	5,669,079
COMMITMENTS AND CONTINGENCIES
Mezzanine Equity:
Redeemable Noncontrolling Interests	30,000	4,708,000	0
TOTAL MEZZANINE EQUITY	30,000	4,708,000	5,174,910
Shareholders' (deficit)/equity:
Ordinary shares			1
Additional paid-in capital	13,685,062	2,147,485,000	151,657
Treasury stock	(7,042)	(1,105,000)	0
Accumulated deficit	(12,765,713)	(2,003,219,000)	(6,048,274)
Accumulated other comprehensive loss	(184,242)	(28,912,000)	(22,961)
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY	728,069	114,250,000	(5,919,577)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	9,420,058	1,478,213,000	4,924,412
Series Angel redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	12,400
Series Angel+ redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	40,686
Series Pre-A redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	54,796
Series A redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	142,337
Series A+ redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	14,308
Series B redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	364,419
Series B2 redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	236,139
Series B3 redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	841,145
Series B4-1 redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	284,085
Series B4 redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	220,491
Series C1 redeemable convertible preferred shares
Mezzanine Equity:
Redeemable convertible preferred shares	0	0	¥ 2,964,104
Common Class A [Member]
Shareholders' (deficit)/equity:
Ordinary shares	3	$ 1,000
Common Class B [Member]
Shareholders' (deficit)/equity:
Ordinary shares	¥ 1